Condensed Shinhan Financial Group (Parent Company only) Statement of Financial Position (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment (at equity) in subsidiaries:
Financial assets at FVTPL		₩ 78,053,377	₩ 72,146,845
Other assets
Other		46,524,351	26,401,598
Total assets		786,013,485	739,764,256
Liabilities
Borrowings		55,394,834	49,920,373
Bonds issued		92,991,422	93,765,854
Accrued expenses & other liabilities		59,237,657	40,879,509
Total liabilities		725,641,161	680,943,223
Equity
Total equity		60,372,324	58,821,033	₩ 56,321,865	₩ 53,423,558
Total liabilities and equity		786,013,485	739,764,256
Parent Company only
Deposits [Abstract]
Banking subsidiaries		17	12
Other		2,572	151,131
Receivables from subsidiaries:
Non-banking subsidiaries		2,951,878	3,837,298
Investment (at equity) in subsidiaries:
Banking subsidiaries		13,797,222	13,797,222
Non-banking subsidiaries		16,926,483	16,826,429
Financial assets at FVTPL		3,160,174	2,552,750
Property, equipment and intangible assets, net		11,947	12,997
Other assets
Banking subsidiaries		641,412	274,212
Non-banking subsidiaries		280,245	212,703
Other		21,877	7,549
Total assets	[1],[2]	37,793,827	37,672,303
Liabilities
Borrowings		9,975	19,914
Bonds issued		10,457,205	10,731,336
Accrued expenses & other liabilities		991,187	572,878
Total liabilities	[1],[2]	11,458,367	11,324,128
Equity
Total equity	[1],[2]	26,335,460	26,348,175
Total liabilities and equity		₩ 37,793,827	₩ 37,672,303

[1]	The summarized financial information of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
[2]	Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.